SHELTON TACTICAL CREDIT FUND
FUND SUMMARY   SHELTON TACTICAL CREDIT FUND
Investor Class Ticker Symbol:	DEBTX
Institutional Class Ticker Symbol:	DEBIX
Investment Objective
The Fund investment objective is to seek current income and capital appreciation.
Expenses and Fees
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees - SHELTON TACTICAL CREDIT FUND	Investor Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - SHELTON TACTICAL CREDIT FUND - USD ($)		Investor Class	Institutional Class
Management Fees		1.17%	1.17%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.43%	0.60%
Dividend and Interest Expense on Securities Sold Short		none	none
Acquired Fund Fees and Expenses (fees and expenses incurred directly by the Fund as a result of investment in shares of one or more Acquired Funds)	[1]	0.02%	0.02%
Total Annual Fund Operating Expenses		1.87%	1.62%
Expense Reimbursement	[2]	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.71%	1.46%
[1]	“Acquired Fund Fees and Expenses” are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	Shelton Capital Management, the Fund’s investment advisor (the “Advisor”) has contractually agreed to waive a portion or all of its management fees and pay certain Fund expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding acquired fund fees and expenses, interest, taxes, any class-specific expenses such as Rule 12b-1 distribution fees, shareholder servicing fees, transfer agency fees, dividend and interest and securities sold short, brokerage commissions and extraordinary expenses). do not exceed 1.44% (on an annual basis) of average daily net assets of the Fund’s shares (referred to in this Fund Summary as the “Expense Reimbursement”). The Expense Reimbursement will remain in effect for at least one year following the consummation of the Reorganization, and may be terminated before that date only by the Board of Trustees (also referred to herein as the “Board”) of the SCM Trust (the “Trust”). The Advisor may recover any previously waived fees and paid expenses from the Fund pursuant to this agreement for three (3) years from the date they were waived or paid. The Advisor’s ability to recover any previously waived fees and paid expenses is subject to the Expense Reimbursement as in effect at the time such fees were waived or expenses were paid.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares or continue to own all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - SHELTON TACTICAL CREDIT FUND - USD ($)	1 Year	3 Year
Investor Class	174	539
Institutional Class	149	462

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. The Fund generally intends to purchase securities for long-term investment rather than short-term gains. However, a security may be held for a shorter than expected period of time if, among other things, the Fund needs to raise cash or feels that it is appropriate to do so to meet the Fund’s investment strategy. By selling a security, the Fund may incur increased brokerage costs which may affect the Fund’s performance. Also, unless you are a tax-exempt investor or you purchase shares through a tax-deferred account, the distributions of capital gains may affect your after-tax return. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. It is anticipated that the Fund’s portfolio turnover rate will be 50% of the average value of its portfolio in the first year of operation.

Principal Investment Strategies:

The Advisor uses an unconstrained, opportunistic, tactical approach to credit investing, which focuses on corporate fixed income- sensitive securities that generally includes securities like bonds, junk bonds (commonly referred to as high yield), convertible bonds and bank debt. “Tactical” means that the Advisor will make purchases and sales based on its expectations of short-term market opportunities. This can be contrasted with a “buy and hold” strategy where funds tend to have lower turnover and hold positions for longer periods of time. This actively-managed strategy seeks to take advantage of short-term investment opportunities and reduce the correlation to the overall market by trading in and out of positions. The Advisor combines a macro-economic view with company-specific analysis (including a consideration of liquidity) in the construction of the portfolio positions. Macro-economic views are built by evaluating trends in global economies, central bank activities, fund flows and assessing market risk levels. From this analysis, the Advisor then formulates appropriate purchasing and hedging strategies. Hedging is an integral part of portfolio construction and the Advisor uses various investment tools to seek to reduce overall market risk and correlation. Risk limits and portfolio stress tests are performed regularly to evaluate the Fund’s exposure to various risks. The Advisor seeks to preserve capital in challenging markets and will quickly reposition the portfolio if in its judgement, it is necessary. The Advisor seeks to add value by using a tactical credit strategy and at times of elevated risk, the Fund may invest 100% of the portfolio in cash or cash equivalents in an effort to protect the portfolio against these perceived risks.

The Fund seeks to achieve its investment objective by investing primarily, under normal market conditions, in corporate fixed income and/or equity securities that it believes are undervalued. It employs relative value, event-driven, and hedging investment styles in allocating Fund assets across asset classes and capital structures including both long and/or short positions in seeking to achieve its investment objective and reduce risk.

Relative value strategies are designed to profit by the change in values between two securities instead of the movements of the overall market. They typically include long and short positions that seek to exploit disparities in pricing relationships between two instruments, thereby seeking profit from the correction in the “relative value” of the prices of the two securities. Acting on the assumption that prices will revert to true value, as defined by the Advisor using a valuation measure such as dividend yield or price to earnings ratio, over time, the Advisor will sell short the overpriced security and buy the underpriced security. If prices revert to this true value, the trade can be liquidated at a profit.

Event-driven strategies seek to profit from pricing differences or inefficiencies among securities that may occur before or after a unique event, such as bankruptcy, merger, acquisition, spinoff or special dividend. Credit analysis-based strategies seek to profit from pricing differences or inefficiencies among debt securities of issuers that are in some sort of financial distress. Convertible arbitrage debt strategies seek returns from price improvement or recovery proceeds on debt securities of troubled issuers by anticipating improved fundamentals; acquisition by a stronger issuer; or liquidation proceeds in a re-organization, bankruptcy or foreclosure. Each type of strategy typically employs risk-reducing hedging techniques using short selling, futures contracts, options or credit-default swaps and total return swaps.

The Fund may also invest in long and short positions of exchange traded securities. By taking long and short positions in different securities, the Fund attempts to limit the effect of market movements on portfolio performance. The Fund will generally take long positions in securities that the Advisor believes to be undervalued and short positions in securities that they believe to be overvalued, based on the Advisor’s analysis of the issuer’s financial reports and market valuation.

The Fund intends to engage in short selling regularly in conjunction with convertible arbitrage positions, capital structure “event driven” positions, and overall portfolio hedges, as deemed appropriate. The Fund’s short positions may equal up to 75% of the Fund’s net asset value.

The Fund defines fixed income securities as bills, notes, debentures, bonds, loans or loan participations, levered loans or asset-backed securities. The Fund defines equity securities as common stock, preferred stock, or debt that is convertible into common stock. The Fund invests without restriction as to issuer capitalization, country, or credit quality and without restriction as to the maturity of fixed income securities. The Fund plans to invest in high-yield (below investment grade) fixed income securities. High yield or “below-investment grade” securities are securities that are un-rated or rated BB+ or below by S&P or Ba1 or below by Moody’s. These securities involve more risk, and will generally be more volatile than securities rated BBB- or Baa3 or above.

Summary of Principal Risks

An investment in the Fund’s shares is subject to various risks, including the risk that you may receive little to no revenue on your investment. You may lose all or part of it. By itself, the Fund does not constitute a balanced investment program. Before investing in the Fund, you should carefully consider the following risks.

Credit (or Default) Risk: The risk that the inability or unwillingness of an issuer or guarantor of a fixed income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund’s investments and its returns. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

Convertible Securities Risk: The value of the Fund’s convertible securities may decline in response to such factors as rising interest rates and fluctuations in the market price of the common stock underlying the convertible securities.

Debt Extension Risk: This refers to the risk to the Fund that when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

Defaulted Securities Risk: Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or insolvency proceedings) is subject to significant uncertainties. Investments in defaulted securities and obligations of distressed issuers are considered speculative as are junk bonds in general (See High-Yield Securities risk” below).

Derivatives Risk: Derivative instruments involve risks different from direct investments in underlying securities. These risks include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid. The risks associated with certain derivative instruments, including futures, options and swap contracts include: the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

Distressed Securities Risk: Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment.

Equity Securities Risk: Stock markets are volatile. The price of equity securities held by the Fund may fluctuate based on changes in the issuing company’s financial condition, as well as overall market and economic conditions.

Event-Driven Trading Risk: The Fund invests in certain securities which it believes may benefit from certain outcomes including special situations. This is known as “Event-Driven Trading.” Event-Driven Trading involves the risk that the special situation may not occur as anticipated, in which case the Fund may realize losses.

Fixed Income Risk: The risk that the value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities.

High-Yield (“Junk Bond”) Securities Risk: The Fund may invest in certain non-investment grade fixed income securities, sometimes known as “high-yield bonds” or “junk bonds,” and may subject the Fund to greater credit risk, price volatility and risk of loss than investment grade securities, which can adversely impact the Fund’s return and NAV. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payment.

Interest Rate/Maturity Risk: The risk that the value of the Fund’s assets will decline because of rising interest rates. The magnitude of this decline will often be greater for longer term fixed income securities than shorter-term securities.

Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Limited Operating History Risk: At present, the Fund no operating history upon which prospective investors can rely in making a determination whether or not to invest in the Fund.

Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

The Fund will not invest more than 15% in illiquid securities.

Management Risk: As with any managed fund, the Advisor may not be successful in selecting the best- performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Advisor may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Portfolio Turnover Risk: The risk that high portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders.

Short Sale Risk: Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. The Fund’s potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited. Government actions also may affect the Fund’s ability to engage in short selling. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions.

Performance Information
Because the Fund does not have a full calendar year of operations as of the date of this prospectus, performance information is not included in the Fund summary.